Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure summarizes the relationship between the “compensation actually paid” (as calculated pursuant to Item 402(v)) by our company to our principal executive officer (who we refer to as our PEO or our chief executive officer) and our non-PEO named executive officers (who we refer to as our other named executive officers) and the financial performance of our company over a three-year performance period. “Compensation actually paid” does not necessarily reflect value actually realized by our chief executive officer or the other named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance. For a discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 31.
The “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years but instead are amounts determined in accordance with Item 402(v). For example, the value of any shares of common stock that an executive actually receives in respect of performance share long-term incentive awards will ultimately depend on whether and at what level financial performance metrics are attained following the completion of the three-year performance period and the stock price at the time of issuance of the shares of common stock, if any, following vesting. Therefore, until the time of vesting, such awards remain at risk of forfeiture, reduction in the amount of shares earned and the value of the shares earned. Likewise, although “compensation actually paid” includes a value for stock options, stock options granted in a given year ultimately will not have any value unless the stock options vest over a multi-year period and stockholder value is created by our stock price increasing above the exercise prices over the long-term. “Compensation actually paid” is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term incentives, and many other factors.
	Summary Compen- sation Table Total for First PEO (Romanzi)	Summary Compen- sation Table Total for Second PEO (Wenner)	Summary Compen- sation Table Total for Third PEO (Keller)	Compen- sation Actually Paid to First PEO (Romanzi)	Compen- sation Actually Paid to Second PEO (Wenner)	Compen- sation Actually Paid to Third PEO (Keller)	Average of Summary Compen- sation Table for non- PEO NEOs	Average Compen- sation Actually Paid to non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:
Year(1)									Total Shareholder Return(2)	Peer Group Total Shareholder Return(3)	Net Income (Loss)(4)	Adjusted EBITDA(5)
											(in thousands)
2023	N/A	N/A	$7,958,638	N/A	N/A	$8,250,725	$1,433,135	$1,452,833	$77	$120	$(66,198)	$317,995
2022(6)	N/A	N/A	$2,413,274	N/A	N/A	$305,843	$908,415	$194,540	$76	$129	$(11,370)	$300,963
2021	N/A	$1,291,748	$6,040,794	N/A	$1,291,748	$2,570,942	$891,725	$1,053,237	$194	$118	$67,363	$357,984
2020	$5,113,323	$370,536	N/A	$7,652,148	$331,452	N/A	$1,365,266	$2,795,471	$165	$105	$131,988	$361,247

(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2023	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

(2)
Total shareholder return assumes $100 invested on December 28, 2019, the last day of fiscal 2019, including the reinvestment of dividends.

(3)
The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2023 annual report.

(4)
Net income (loss) as reported in our company’s consolidated statements of operations in our 2023 annual report.

(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2023 and therefore was selected as the 2023 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 31. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operation” in our 2023 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

(6)
For 2022, “compensation actually paid” to the Third PEO (Mr. Keller) of $129,352 as reported in last year’s proxy statement was updated to $305,843 and the average “compensation actually paid” to the non-PEO named executive officers of $224,231 was updated to $194,540 due to corrections to “Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end.” The “Adjustments” tables below and the table below under “Relationship between Compensation Actually Paid and Financial Measures” reflect the corrections made for 2022.

The tables below describe the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2023	2022	2021		2020
Adjustments(1)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Second PEO (Wenner)	Second PEO (Wenner)	First PEO (Romanzi)
Summary Compensation Table (SCT) Total	$7,958,638	$2,413,274	$6,040,794	$1,291,748	$370,536	$5,113,323
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(5,415,274)	(1,304,964)	(4,749,056)	(374,997)	—	(968,641)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,578,530	156,356	1,272,434	—	—	927,702
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	33,189	(969,997)	—	—	—	1,599,709
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	374,997	—	548,278
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	24,134	(20,093)	—	—	—	574,201
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(199,158)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	71,508	31,266	6,770	—	—	73,860
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	—	—	—	(39,084)	(57,438)
Add: Service cost for the covered fiscal year	—	—	—	—	—	40,312
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—
“Compensation Actually Paid”	$8,250,725	$305,843	$2,570,942	$1,291,748	$331,452	$7,652,148
	2023	2022	2021	2020
Adjustments(1)	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Summary Compensation Table (SCT) Total	$1,433,135	$908,415	891,725	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(443,356)	(295,510)	(328,744)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	458,667	28,647	89,171	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,008)	(59,175)	161,005	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	9,993	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	15,639	(450,488)	204,831	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	12,065	13,007	12,346	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(66,231)	(3,206)	(18,823)	(104,128)
Add: Service cost for the covered fiscal year	44,921	42,857	41,725	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—
“Compensation Actually Paid”	$1,452,833	$194,540	$1,053,237	$2,795,471
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance share awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2023 assume that for the 2022 to 2024 performance share LTIAs the performance objectives will finish below threshold (i.e., 0% of target) and for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at maximum (i.e., 300% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 150% of target to maximum. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the table may not foot due to rounding.

(2)
See footnote 6 to the “Pay Versus Performance” table above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2023	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

Peer Group Issuers, Footnote	The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2023 annual report. (4)
Adjustment To PEO Compensation, Footnote
The tables below describe the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2023	2022	2021		2020
Adjustments(1)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Second PEO (Wenner)	Second PEO (Wenner)	First PEO (Romanzi)
Summary Compensation Table (SCT) Total	$7,958,638	$2,413,274	$6,040,794	$1,291,748	$370,536	$5,113,323
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(5,415,274)	(1,304,964)	(4,749,056)	(374,997)	—	(968,641)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,578,530	156,356	1,272,434	—	—	927,702
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	33,189	(969,997)	—	—	—	1,599,709
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	374,997	—	548,278
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	24,134	(20,093)	—	—	—	574,201
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(199,158)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	71,508	31,266	6,770	—	—	73,860
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	—	—	—	(39,084)	(57,438)
Add: Service cost for the covered fiscal year	—	—	—	—	—	40,312
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—
“Compensation Actually Paid”	$8,250,725	$305,843	$2,570,942	$1,291,748	$331,452	$7,652,148
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance share awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2023 assume that for the 2022 to 2024 performance share LTIAs the performance objectives will finish below threshold (i.e., 0% of target) and for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at maximum (i.e., 300% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 150% of target to maximum. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the table may not foot due to rounding.
(2)
See footnote 6 to the “Pay Versus Performance” table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,433,135	$ 908,415	$ 891,725	$ 1,365,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,452,833	194,540	1,053,237	2,795,471
Adjustment to Non-PEO NEO Compensation Footnote
The tables below describe the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2023	2022	2021	2020
Adjustments(1)	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Summary Compensation Table (SCT) Total	$1,433,135	$908,415	891,725	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(443,356)	(295,510)	(328,744)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	458,667	28,647	89,171	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,008)	(59,175)	161,005	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	9,993	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	15,639	(450,488)	204,831	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	12,065	13,007	12,346	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(66,231)	(3,206)	(18,823)	(104,128)
Add: Service cost for the covered fiscal year	44,921	42,857	41,725	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—
“Compensation Actually Paid”	$1,452,833	$194,540	$1,053,237	$2,795,471
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance share awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2023 assume that for the 2022 to 2024 performance share LTIAs the performance objectives will finish below threshold (i.e., 0% of target) and for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at maximum (i.e., 300% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 150% of target to maximum. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the table may not foot due to rounding.
(2)
See footnote 6 to the “Pay Versus Performance” table above.

Tabular List, Table
Financial Performance Measures.   The following table lists the four financial performance measures that, in our company’s assessment, represent the most important performance measures used to link “compensation actually paid” to our named executive officers to our company’s performance for 2023.
Adjusted EBITDA (non-GAAP)
Excess Cash (non-GAAP)
Net Sales
Net Working Capital (non-GAAP)

Total Shareholder Return Amount	$ 77	76	194	165
Peer Group Total Shareholder Return Amount	120	129	118	105
Net Income (Loss)	$ (66,198,000)	$ (11,370,000)	$ 67,363,000	$ 131,988,000
Company Selected Measure Amount	317,995,000	300,963,000	357,984,000	361,247,000
PEO Name	Kenneth C. Keller
Non-PEO NEO Average Compensation Actually Paid Amount for Previously Reported Value		$ 224,231
Share Based Compensation, Target Percentage of Performance Shares	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description
(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2023 and therefore was selected as the 2023 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 31. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operation” in our 2023 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Excess Cash (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital (non-GAAP)
Kenneth C. Keller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,958,638	2,413,274	$ 6,040,794
PEO Actually Paid Compensation Amount	$ 8,250,725	305,843	2,570,942
PEO Actually Paid Compensation Amount for Previously Reported Value		129,352
David L. Wenner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,291,748	$ 370,536
PEO Actually Paid Compensation Amount			1,291,748	331,452
Kenneth G. Romanzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,113,323
PEO Actually Paid Compensation Amount				7,652,148
PEO [Member] | Kenneth C. Keller [Member]
Pay vs Performance Disclosure
Share Based Compensation, Target Percentage of Performance Shares, Maximum	300.00%
PEO [Member] | Kenneth C. Keller [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,415,274)	(1,304,964)	(4,749,056)
PEO [Member] | Kenneth C. Keller [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,578,530	156,356	1,272,434
PEO [Member] | Kenneth C. Keller [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,189	(969,997)
PEO [Member] | Kenneth C. Keller [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,134	(20,093)
PEO [Member] | Kenneth C. Keller [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,508	31,266	6,770
PEO [Member] | Kenneth C. Keller [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(374,997)
PEO [Member] | David L. Wenner [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			374,997
PEO [Member] | David L. Wenner [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(39,084)
PEO [Member] | David L. Wenner [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth G. Romanzi [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(968,641)
PEO [Member] | Kenneth G. Romanzi [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				927,702
PEO [Member] | Kenneth G. Romanzi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,599,709
PEO [Member] | Kenneth G. Romanzi [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				548,278
PEO [Member] | Kenneth G. Romanzi [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				574,201
PEO [Member] | Kenneth G. Romanzi [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(199,158)
PEO [Member] | Kenneth G. Romanzi [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				73,860
PEO [Member] | Kenneth G. Romanzi [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(57,438)
PEO [Member] | Kenneth G. Romanzi [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				40,312
PEO [Member] | Kenneth G. Romanzi [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share Based Compensation, Target Percentage of Performance Shares, Maximum	150.00%
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (443,356)	(295,510)	(328,744)	(282,252)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	458,667	28,647	89,171	881,547
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,008)	(59,175)	161,005	760,115
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,639	(450,488)	204,831	138,751
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,065	13,007	12,346	8,556
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,231)	(3,206)	(18,823)	(104,128)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,921	42,857	41,725	27,615
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 9,993